Goodwill And Intangible Assets Intangible Assets Acquired (Details) $ in Thousands	12 Months Ended
Apr. 30, 2018 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 50,272
Weighted-Average Life (in years)	4 years
Reacquired franchise rights
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 8,480
Weighted-Average Life (in years)	5 years
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 24,518
Weighted-Average Life (in years)	6 years
Computer Software, Intangible Asset [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 16,821
Weighted-Average Life (in years)	2 years
Noncompete agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 453
Weighted-Average Life (in years)	5 years